Other Current Assets (Table) (Details) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2013	Dec. 31, 2012
Other Current Assets [Abstract]
Inventories	$ 9,033	$ 13,727
Deferred mobilization expenses	60,801	46,407
Prepayments and advances	28,580	14,789
Swap cash collateral	8,000	8,000
Other	6,317	10,716
Total	$ 112,731	$ 93,639